Investments Accounted for Using the Equity Method - Summary of Aggregate Information of the Joint Venture that is Not Individually Material (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of joint ventures [line items]
Total net income (loss) and comprehensive income (loss)	$ 47,455,215	$ 1,447,247	$ 37,757,210	$ 73,250,566
Joint venture that is not individually material [member]
Disclosure of joint ventures [line items]
Total net income (loss) and comprehensive income (loss)	$ (3,021)	$ (92)	$ (11,214)	$ 101,839